Financial Information - Washington Federal, INC. - Statement of Financial Condition (Details) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2011
Assets
Other assets	$ 143,028	$ 125,076
Total assets	14,756,041	13,082,859
Liabilities
Total liabilities	12,782,758	11,145,224
Stockholders’ equity
Common stock, $1.00 par value, 300,000,000 shares authorized; 133,322,909 and 132,572,475 shares issued; 98,404,705 and 102,484,671 shares outstanding	133,323	132,573
Paid-in capital	1,638,211	1,625,051
Accumulated other comprehensive income, net of taxes	20,708	6,378
Treasury stock, at cost; 34,918,204 and 30,087,804 shares	(525,108)	(420,817)
Retained earnings	706,149	594,450
Total stockholders’ equity	1,973,283	1,937,635	1,899,752	1,906,533
Total liabilities and stockholders’ equity	14,756,041	13,082,859
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	133,322,909	132,572,475
Common stock, shares outstanding (in shares)	98,404,705	102,484,671
Treasury stock, shares (in shares)	34,918,204	30,087,804
Parent Company
Assets
Cash	3,895	66,425
Investment in subsidiary	1,983,788	1,881,458
Other assets	0	0
Total assets	1,987,683	1,947,883
Liabilities
Dividend payable and other liabilities	14,400	10,248
Total liabilities	14,400	10,248
Stockholders’ equity
Total liabilities and stockholders’ equity	$ 1,987,683	$ 1,947,883
Common stock, par value (in dollars per share)	$ 1.00	$ 1.00
Common stock, shares authorized (in shares)	300,000,000	300,000,000
Common stock, shares issued (in shares)	133,322,909	132,572,475
Common stock, shares outstanding (in shares)	98,404,705	102,484,671
Treasury stock, shares (in shares)	34,918,204	30,087,804